Citibank, N.A., London Branch EMEA International Residential Finance ABS 15G

Exhibit 99.1

KPMG LLP 1 Sovereign Square Sovereign Street Leeds LS1 4DA United Kingdom	Tel [Redacted] Fax [Redacted] Mobile [Redacted]

Private & confidential

The Directors

Lura Funding Designated Activity Company

3rd Floor Fleming Court

Fleming's Place

Dublin 4, D04 N4X9

DUBLIN

Ireland

Vigo 1 Funding Designated Activity Company

3rd Floor Fleming Court

Fleming's Place

Dublin 4, D04 N4X9

DUBLIN

Ireland

Citibank, N.A., London Branch

Citigroup Centre

Canada Square

Canary Wharf

London E14 5LB

United Kingdom

Citibank Europe PLC

1 North Wall Quay

Dublin 1

Ireland

11 March 2026

Our ref

Contact
[Redacted]

Dear All

Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation

In accordance with the terms of our engagement letter dated 4 March 2026 (the “Engagement Letter”), we have performed certain agreed-upon procedures in relation to the portfolio of loans referred to above proposed to be the subject of a securitisation (the “Securitisation”). This letter reports on our performance of those agreed-upon procedures (the “Data AUP Letter”). This Data AUP Letter is confidential and agreed disclosure restrictions apply.

KPMG LLP, a UK limited liability partnership and a member firm of the KPMG global organisation of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Registered in England No OC301540

Registered office: 15 Canada Square, London, E14 5GL

For full details of our professional regulation please refer to

‘Regulatory information' under ‘About’ at www.kpmg.com/uk

Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

This Data AUP Letter is addressed to the directors of Lura Funding Designated Activity Company (the “Issuer”), Vigo 1 Funding Designated Activity Company (the “Seller”), Citibank, N.A., London Branch (the “Retention Holder and VRR Lender”) and Citibank Europe PLC (the “Arranger and Sole Lead Manager”) and collectively all addressees of this Data AUP Letter are referred to as the “Data AUP Letter Recipients”.

The procedures that we will perform are solely for the purpose of assisting you in determining the accuracy of data that you are preparing in connection with the Securitisation and so may not be suitable for any other purpose. We will not accept any responsibility to any other party to whom our Data AUP Letter is shown or into whose hands it may come.

Responsibilities of the Data AUP Letter Recipients

It is the responsibility of the Data AUP Letter Recipients to determine the sufficiency of these procedures agreed with them for their own purposes. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purposes for which this report has been requested or for any other purpose.

The Data AUP Letter Recipients have acknowledged that the agreed-upon procedures are appropriate for the purpose of the engagement. The Seller is responsible for the subject matter on which the agreed-upon procedures are performed and they have informed us they will be able to provide all relevant information and documentation directly to us, or via the Caixabank S.A. (the “Originator”) prior to the completion of the portfolio purchase, to facilitate the performance of the agreed-upon procedures in relation to the Securitisation.

Our Responsibilities

Our engagement was undertaken in accordance with International Standard on Related Services 4400 (Revised), Agreed-Upon Procedures Engagements issued by the International Auditing and Assurance Standards Board. An agreed-upon procedures engagement involves our performing the procedures that have been agreed with the Data AUP Letter Recipients, and reporting the factual findings, which are the factual results of the agreed-upon procedures performed. We make no representation regarding the appropriateness of the agreed-upon procedures.

This agreed-upon procedures engagement is not an assurance engagement. Accordingly, we do not express an opinion or an assurance conclusion.

Had we performed additional procedures, other matters might have come to our attention that would have been reported.

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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

Professional Ethics and Quality Control

We have complied with the ethical requirements in the ICAEW Code of Ethics issued by the Institute of Chartered Accountants in England and Wales. For the purpose of this engagement, there are no independence requirements with which we are obliged to comply.

We apply International Standard on Quality Control (UK) 1 Quality Control for Firms that Perform Audits and Reviews of Financial Statements, and Other Assurance and Related Services Engagements. Accordingly, we maintain a comprehensive system of quality control including documented policies and procedures regarding compliance with ethical requirements and professional standards as well as applicable legal and regulatory requirements.

Procedures and Findings

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”).

Service A – Pool Agreed-Upon Procedures relating to the March 2025 portfolio

We have been provided with a data file entitled “Project Falkor - AUP Data-tape.xlsx” containing details relating to a portfolio of Spanish residential mortgage loans as at 31 March 2025 (the “Preliminary Portfolio Date”) (the “Preliminary Date File”) (the “Preliminary Portfolio”). A sample of 440 loan-level items was drawn at random from the Preliminary Portfolio (the “Preliminary Sample”). The number of items in the Preliminary Sample was determined on the basis described in the scope of services (the “Scope of Services”) attached as Appendix A. There are 482 loan collateral associated with the Preliminary Sample.

In addition to the Preliminary Data File, the Originator has subsequently provided to us additional information relating to the Preliminary Portfolio entitled “Project Falkor - Historical Collections and OPB reconciliation as at the cut-off date.xlsx” (together with the Preliminary Data File, the “Preliminary Extraction File”), alongside source documentation relating to the Spanish residential mortgage loans in the Preliminary Sample.

The procedures were performed between 8 July 2025 and 4 September 2025 on the Preliminary Extraction File and the source documentation (the “Preliminary Sources”) provided to us by the Originator. We have not verified or evaluated such Preliminary Sources and therefore we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the Preliminary Sources, or as to whether any of the Preliminary Sources omit any material facts. Furthermore, we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the disclosures in the Preliminary Extraction File, or any legal matters relating to the Preliminary Portfolio or the physical existence of the mortgaged properties.

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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

The procedures performed did not address, without limitation:  (i) the conformity of the origination of the Preliminary Portfolio to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of any collateral securing the Preliminary Portfolio, (iii) the compliance of the originator of the Preliminary Portfolio with applicable laws and regulations, or (iv) any other factor or characteristic of the Preliminary Portfolio that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

Service B – Pool Agreed-Upon Procedures relating to the December 2025 portfolio

We have been provided with a data file entitled “Project Falkor - Interim Data-Tape - December_v2.xlsx” containing details relating to a portfolio of Spanish residential mortgage loans as at 31 December 2025 (the “Final Portfolio Date”) (the “Final Extraction File”) proposed to be the subject of a securitisation (the “Final Portfolio”). A sample of 440 loan-level items was drawn at random from the Final Portfolio (the “Final Sample”). The number of items in the Final Sample was determined on the basis described in the scope of services (the “Scope of Services”) attached as Appendix A. There are 493 loan collateral associated with the Final Sample.

The Seller and/or the Originator have subsequently provided to us source documentation relating to the loans in the Final Sample.

The procedures were performed between 4 March 2026 and 11 March 2026 on the Final Extraction File and the source documentation (the “Final Sources”) provided to us by the Seller and the Originator. We have not verified or evaluated such Final Sources and therefore we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the Final Sources, or as to whether any of the Final Sources omit any material facts. Furthermore, we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the disclosures in the Final Extraction File, or any legal matters relating to the Final Portfolio or the physical existence of the mortgaged properties.

The procedures performed did not address, without limitation:  (i) the conformity of the origination of the Final Portfolio to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of any collateral securing the Final Portfolio, (iii) the compliance of the originator of the Final Portfolio with applicable laws and regulations, or (iv) any other factor or characteristic of the Final Portfolio that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

Findings

Service A – Pool Agreed-Upon Procedures relating to the March 2025 portfolio

The findings from the agreed-upon procedures are set out in Appendix B.

Based on the instructions provided to us and the assumptions set out in the Scope of Services, the following statistical interpretation can be applied to the findings set out in Appendix B – Loan Level Procedures: on the basis of the number of differences between the Preliminary Extraction File and the Preliminary Sources identified in the Preliminary Sample (as reported on the ‘Differences’ lines of Appendix B – Loan Level Procedures) and the number of missing sources relating to the Preliminary Sample (as reported on the ‘Missing Sources’ line of Appendix B – Loan Level Procedures) it can be calculated that there is a 99% level of confidence that not more than X% of the population contains such findings relating to the specified procedure, where X is the relevant percentage reported on the ‘Statistical extrapolation’ lines of Appendix B – Loan Level Procedures.

In Appendix B – Collateral Level Procedures, absolute percentage differences have been presented.

Details of the differences and missing sources found as a result of the agreed-upon procedures, and listed in Appendix B, are set out in Appendix C.

Service B – Pool Agreed-Upon Procedures relating to the December 2025 portfolio

The findings from the agreed-upon procedures are set out in Appendix D.

Based on the instructions provided to us and the assumptions set out in the Scope of Services, the following statistical interpretation can be applied to the findings set out in Appendix D – Loan Level Procedures: on the basis of the number of differences between the Final Extraction File and the Final Sources identified in the Final Sample (as reported on the ‘Differences’ lines of Appendix D – Loan Level Procedures) and the number of missing sources relating to the Final Sample (as reported on the ‘Missing Sources’ line of Appendix D – Loan Level Procedures) it can be calculated that there is a 99% level of confidence that not more than X% of the population contains such findings relating to the specified procedure, where X is the relevant percentage reported on the ‘Statistical extrapolation’ lines of Appendix D – Loan Level Procedures.

In Appendix D – Collateral Level Procedures, absolute percentage differences have been presented.

Details of the differences and missing sources found as a result of the agreed-upon procedures, and listed in Appendix D, are set out in Appendix E.

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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

General

This Data AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this Data AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Data AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Data AUP Letter.

This Data AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board. We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Data AUP Letter will be appended. The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained. This Data AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Data AUP Letter alone in the United States.

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria. This is accomplished by including such information, which will include this Data AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5). The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website. The agreed-upon procedures performed by KPMG on which this Data AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO. As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it. In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release. Accordingly, any party (including rating agencies and investors) obtaining access to this Data AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Data AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully

KPMG LLP

Attached:

Appendix A      Scope of the Services

Appendix B      Findings in relation to Service A

Appendix C      Details of Findings in relation to Service A

Appendix D      Findings in relation to Service B

Appendix E      Details of Findings in relation to Service B

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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

Appendix A: Scope of the Services

This Appendix sets out the procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform.

Service A – Pool Agreed-Upon Procedures to be carried out on a sample basis relating to the March 2025 portfolio

Provision of a data file

The Data AUP Letter Recipients have informed us that the Originator will provide a data file to us containing details of a portfolio of Spanish residential mortgage loans (the “Preliminary Portfolio”) (the “Preliminary Data File”) as at 31 March 2025 (the “Preliminary Portfolio Date”). We will draw a sample of items at random from the Preliminary Data File (the “Preliminary Sample”) and will notify the items selected to the Originator. The number of items in the Preliminary Sample will be determined on the basis described under “Sampling” below.

In addition to the Preliminary Data File, the Originator will also provide additional information relating to the Preliminary Portfolio (together with the Preliminary Data File, the “Preliminary Extraction File”), alongside source documentation relating to the Spanish residential mortgage loans in the Preliminary Sample that the Data AUP Letter Recipients wish us to use for the purposes of the agreed-upon procedures.

As instructed by the Data AUP Letter Recipients, where an item in the Preliminary Sample is linked to multiple collaterals, all collaterals associated with such item are to be tested. See ‘Notes in relation to the manner of reporting certain findings’ below regarding the percentage differences reported for ‘Collateral’ level procedures.

Sampling

Sampling is a process of examining less than the total number of items in a population in order to calculate a statistical interpretation about that population. Sampling techniques inherently assume that the sample is representative of the population as a whole. The Data AUP Letter Recipients have requested that we calculate the sample size based on the total number of items in the Preliminary Portfolio using the following parameters:

Expected deviation rate: 0%

Tolerable deviation rate: 1%

Confidence level: 99%

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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

on the basis that differences between the data attributes and their respective sources are hypergeometrically distributed. We make no representations regarding the use of, or assumptions underlying the sampling techniques.

Procedures

The procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform in relation to the information contained in the Preliminary Extraction File are set out in the table below.

In these procedures, “Extract from IT System” means the output from an SQL query ran by KPMG to extract the relevant data attributes from the underlying mortgage system as at the Preliminary Portfolio Date.

No	Data Attribute	Level	Source	Procedure	Tolerance
1	Origination Bank	Loan	Mortgage Deeds or any loan modification or private restructure deeds, where relevant or Nota Simple / Land Registry Excerpt

For each item in the Preliminary Sample check if the data attribute per the source is part of the Caixabank Group.

As instructed by the Data AUP Letter Recipients, a list of Caixabank Group entities contained in a data file entitled “Project Falkor - Beneficiarios OCR (CaixaBank).xlsx” should be used for this procedure.

None
2	Borrower Name	Participant	Extract from IT System	For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.	None
3	Lien (Priority Ranking)	Collateral	Nota Simple / Land Registry Excerpt

For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, this procedure should be performed with regards to the highest lien held by the Originator linked to the relevant Collateral ID.

As instructed by the Data AUP Letter Recipients, where there is a difference between the Preliminary Extraction File and the source relating to the economic cancellation of previous mortgages, check the data attribute agrees to the Mortgage Deeds or other supporting evidence.

None

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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

No	Data Attribute	Level	Source	Procedure	Tolerance
4	Registry Plot Number	Collateral	Nota Simple / Land Registry Excerpt or Mortgage Deeds or any loan modification or private restructure deeds, where relevant	For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.	None
5	Occupancy Type at Origination	Collateral	Extract from IT System	For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.	None
6	Property Type (Collateral type)	Collateral	Appraisal Report / Certificate, Nota Simple / Land Registry Excerpt or Mortgage Deeds

For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, this procedure does not check whether the Preliminary Extraction File / source is the original appraisal report used for underwriting purposes.

None
7	Original Valuation Amount	Collateral	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System

For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the Appraisal Report/Certificate or Mortgage Deeds.

For 122 loan collateral, the Appraisal Report / Certificate or Mortgage Deeds were missing and therefore this procedure was performed to the Extract from IT System.

As instructed by the Data AUP Letter Recipients, this procedure does not check whether the Preliminary Extraction File / source is the original appraisal report used for underwriting purposes.

As instructed by the Data AUP Letter Recipients, if a source is dated either (i) after the valuation date specified in the Preliminary Extraction File or (ii) more than 6 months prior to the loan origination date in the Preliminary Extraction File or (iii) after the loan origination date specified in the Preliminary Extraction File and both the original valuation amount and original valuation date do not agree to the source, this procedure has been marked as a missing source.

As instructed by the Data AUP Letter Recipients, where the source states a property is under construction but provides a valuation amount based on completion which agrees to the Preliminary Extraction File, this procedure has not been marked as a difference.

+/- 1%

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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

No	Data Attribute	Level	Source	Procedure	Tolerance
8	Original Valuation Date	Collateral	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System

For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the Appraisal Report/Certificate or Mortgage Deeds.

For 122 loan collateral, the Appraisal Report / Certificate or Mortgage Deeds were missing and therefore this procedure was performed to the Extract from IT System.

As instructed by the Data AUP Letter Recipients, if a source is dated either (i) after the valuation date specified in the Preliminary Extraction File or (ii) more than 6 months prior to the loan origination date in the Preliminary Extraction File or (iii) after the loan origination date specified in the Preliminary Extraction File and both the original valuation amount and original valuation date do not agree to the source, this procedure has been marked as a missing source.

+/- 30 days
9	Loan Origination Date	Loan	Mortgage Deeds or any loan modification or private restructure deeds or where not available, Extract from IT System

For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the Mortgage Deeds or any loan modification or private restructure deeds.

As instructed by the Data AUP Letter Recipients, check whether the data attribute is either as of (1) the origination of the mortgage loan (either pre or post subrogation) or (2) post-restructure, only if the Loan Origination Date (see Procedure 9) and Contract Loan Advance Amount (Original Balance) (see Procedure 10) is prepared at a consistent point in time.

In 27 cases the Mortgage Deeds or any loan modification or private restructure deeds were missing and therefore this procedure was performed to the Extract from IT System.

+/- 30 days

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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

No	Data Attribute	Level	Source	Procedure	Tolerance
10	Contract Loan Advance Amount (Original loan balance)	Loan	Mortgage Deeds or any loan modification or private restructure deeds or where not available, Extract from IT System

For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the Mortgage Deeds or any loan modification or private restructure deeds.

As instructed by the Data AUP Letter Recipients, check whether the data attribute is either as of (1) the origination of the mortgage loan (either pre or post subrogation) or (2) post-restructure, only if the Loan Origination Date (see Procedure 9) and Contract Loan Advance Amount (Original Balance) (see Procedure 10) is prepared at a consistent point in time.

In 27 cases the Mortgage Deeds or any loan modification or private restructure deeds were missing and therefore this procedure was performed to the Extract from IT System.

As instructed by the Data AUP Letter Recipients, for certain items in the Preliminary Sample, the Contract Loan Advance Amount (Original loan balance) per the Preliminary Extraction File relates to a principal increase that occurred after origination or at a different novation (and is presented at a different point in time than the Origination Date per the Preliminary Extraction File). In relation to these items, the procedure should be performed as follows:

- for 33 items in the Preliminary Sample where documentary evidence of the data attribute is available, this procedure has not been marked as a difference.

- for 19 items in the Preliminary Sample where documentary evidence of the data attribute is not available, this procedure has been performed to the Extract from IT System.

None

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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

No	Data Attribute	Level	Source	Procedure	Tolerance
11	Loan Currency	Loan	Extract from IT System	For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.	None
12	Repayment Method (Amortization type)	Loan	Extract from IT System	For each item in the Preliminary Sample check if the data attribute per the Extraction File agrees to the source.	Differences attributable contractions are to be treated as matching the source.
13	Payment Frequency (Amortization frequency)	Loan	Extract from IT System	For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.	None
14	Interest Rate Index (Interest rate of reference)	Loan	Extract from IT System	For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.	None
15	Maturity Date	Loan	Extract from IT System

For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, for items in the Preliminary Sample with a Maturity Date prior to 01/01/2000 per the source, check that the Preliminary Extraction File is equal to the data attribute per the source plus 100 years.

None
16	Interest Rate Type (Fixed / Variable interest)	Loan	Extract from IT System	For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.	None
17	Current Interest Rate	Loan	Extract from IT System	For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.	None

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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

No	Data Attribute	Level	Source	Procedure	Tolerance
18	Current Interest Rate Margin	Loan	Extract from IT System

For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, the Current Interest Rate Margin for ‘Fixed Rate’ loans (as per Procedure 16) has been marked as N/A.

None
19	Date of Next Interest Rate Review	Loan	Extract from IT System

For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, where the Date of Next Interest Review is populated with ‘01/01/00’ per the source and ‘n.a.’ in the Preliminary Extraction File, this procedure has not been marked as a difference.

None
20	Current Balance (Total outstanding debt)	Loan	Extract from IT System

For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, Total outstanding debt is the sum of Outstanding principal, Unpaid principal, Suspended assets (principal), Unpaid equity interests, Ordinary interests on off-balance sheet items, Accumulated default amounts on off-balance sheet items and Unpaid equity commissions per the Preliminary Extraction File.

None
21	Payment Due (March 2025)	Loan	IT System

For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, this field represents the sum of Instalment Principal and Instalment Ordinary Interest only in March 2025 per the Preliminary Extraction File.

None
22.1	Payment Made (Jan 2025)	Loan	IT System

For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, Payment Made is the Total Payment amount with classification “Debtor payment” per the Preliminary Extraction File.

None

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Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

No	Data Attribute	Level	Source	Procedure	Tolerance
22.2	Payment Made (Feb 2025)	Loan	IT System

For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, Payment Made is the Total Payment amount with classification “Debtor payment” per the Preliminary Extraction File.

None
22.3	Payment Made (March 2025)	Loan	IT System

For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, Payment Made is the Total Payment amount with classification “Debtor payment” per the Preliminary Extraction File.

None
23	Current Arrears Balance	Loan	Extract from IT System

For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, the Current Arrears Balance is the sum of Unpaid principal and Ordinary interests on off-balance sheet items per the Preliminary Extraction File.

None
24	Latest Restructuring Date (Date of last refinance)	Loan	Extract from IT System

For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients:

-       This data attribute relates to restructures that are active as at the Preliminary Portfolio Date only. Any historic restructures that have been cancelled or rehabilitated prior to the Preliminary Portfolio Date are stated in the Preliminary Extraction File as ‘n.a.’.

-       Latest Restructuring Date refers to items with an active restructure type of ‘Refinanciación’ or ‘Reestructurada’ as per the source only. Where the restructure type per the source refers to “Renovación” or “Renegociación”, and the Preliminary Extraction File states ‘n.a.’, this procedure has not been marked as a difference.

None

15
Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

No	Data Attribute	Level	Source	Procedure	Tolerance
25	Grace Period End Date	Loan	Extract from IT System

For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, if the data attribute in the Preliminary Extraction File is ‘n.a.’ and the source is not populated, this procedure has not been marked as a difference.

None
26	Interest Rate Cap	Loan	Extract from IT System	For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.	None
27	Interest Rate Floor	Loan	Extract from IT System	For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.	None
28	Mortgage Deed	Loan	Nota Simple / Land Registry Excerpt, where relevant or Mortgage Deeds or any loan modification or private restructure deeds	For each item in the Preliminary Sample check if the mortgage loan has been granted through a duly signed mortgage deed or that the mortgage is registered in the Land Registry Excerpt/Nota Simple.	None
29	Municipality/town	Collateral	Appraisal Report / Certificate, Nota Simple / Land Registry Excerpt, Mortgage Deeds or Extract from IT System	For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.	None

16
Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

No	Data Attribute	Level	Source	Procedure	Tolerance
30	Latest Appraisal Value (Gross Appraisal Value)	Collateral	Appraisal Report / Certificate or where not available, Extract from IT System

For each item in the Preliminary Sample with a latest valuation type of ‘ECO’ or ‘Provisions Team’, check if the data attribute per the Preliminary Extraction File agrees to the Appraisal Report/Certificate.

As instructed by the Data AUP Letter Recipients, for each item in the Sample with a latest valuation type of ‘Statistical’, no Appraisal Report / Certificate is available and therefore the procedure will be performed with reference to the Extract from IT System only.

None
31	Date of Latest Appraisal Value	Collateral	Appraisal Report / Certificate or where not available, Extract from IT System

For each item in the Preliminary Sample with a ‘Latest Valuation Type’ of ‘ECO’ or ‘Provisions Team’, check if the data attribute per the Preliminary Extraction File agrees to the Appraisal Report/Certificate.

As instructed by the Data AUP Letter Recipients, for each item in the Sample with a ‘Latest Valuation Type’ of ‘Statistical’, no Appraisal Report / Certificate is available and therefore the procedure has been performed with reference to the Extract from IT System only.

None
32	Latest Valuation Type (Latest valuation methodology)	Collateral	Appraisal Report / Certificate or where not available, Extract from IT System

For each item in the Preliminary Sample with a ‘Latest Valuation Type’ of ‘ECO’ or ‘Provisions Team’, check if the data attribute per the Preliminary Extraction File agrees to the Appraisal Report/Certificate.

As instructed by the Data AUP Letter Recipients, for each item in the Sample with a ‘Latest Valuation Type’ of ‘Statistical’, no Appraisal Report / Certificate is available and therefore the procedure has been performed with reference to the Extract from IT System only.

None
33	Customer Year of Birth	Participant	Extract from IT System

For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, where the Participant is a company, the data attribute reflects the year of incorporation.

None

17
Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

No	Data Attribute	Level	Source	Procedure	Tolerance
34	Debtor Nationality	Participant	Extract from IT System	For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.	None
35	Current bonification applied	Loan	Extract from IT System	For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.	None
36	Maximum bonification	Loan	Extract from IT System	For each item in the Preliminary Sample check if the data attribute per the Preliminary Extraction File agrees to the source.	None

Service B – Pool Agreed-Upon Procedures to be carried out on a sample basis relating to the December 2025 portfolio

Provision of a data file

The Data AUP Letter Recipients have informed us that the Seller will provide a data file to us containing details of a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation (the “Final Portfolio”) as at 31 December 2025 (the “Final Portfolio Date”). We will draw a sample of items at random from the data file (the “Final Sample”) and will notify the items selected to the Seller. The number of items in the Final Sample will be determined on the basis described under “Sampling” below.

The Seller will then provide a data file to us containing details relating to items in the Final Sample as at the Final Portfolio Date (the “Final Extraction File”).

The Seller and/or the Originator will also provide source documentation to us that the Data AUP Letter Recipients wish us to use for the purposes of the agreed-upon procedures.

As instructed by the Data AUP Letter Recipients, where an item in the Final Sample is linked to multiple collaterals, all collaterals associated with such item are to be tested. See ‘Notes in relation to the manner of reporting certain findings’ below regarding the percentage differences reported for ‘Collateral’ level procedures.

18
Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

Sampling

Sampling is a process of examining less than the total number of items in a population in order to calculate a statistical interpretation about that population. Sampling techniques inherently assume that the sample is representative of the population as a whole. The Data AUP Letter Recipients have requested that we calculate the sample size based on the total number of items in the Final Portfolio using the following parameters:

Expected deviation rate: 0%

Tolerable deviation rate: 1%

Confidence level: 99%

on the basis that differences between the data attributes and their respective sources are hypergeometrically distributed. We make no representations regarding the use of, or assumptions underlying the sampling techniques.

Procedures

The procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform in relation to the information contained in the Final Extraction File are set out in the table below.

In these procedures, “Extract from IT System” means the output from an SQL query ran by KPMG to extract the relevant data attributes from the underlying mortgage system as at the Final Portfolio Date.

No	Data Attribute	Level	Source	Procedure	Tolerance
1	Borrower reference	Loan	Extract from IT System	For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source.	None
2	Loan reference	Loan	Extract from IT System	For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source.	None
3	Loan Maturity Date	Loan	Extract from IT System

For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, for items in the Final Sample with a Loan Maturity Date prior to 01/01/2000 per the source, check that the Final Extraction File is equal to the data attribute per the source plus 100 years.

None

19
Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

No	Data Attribute	Level	Source	Procedure	Tolerance
4	Earliest unpayment	Loan	Extract from IT System

For each item in the Final Sample that is not flagged as “performing” (by reference to a value of more than 0 in the account status field of the source), check if the data attribute per the Final Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, for items in the Final Sample flagged as 'performing' (by reference to a value of 0 in the account status field of the source), where the Final Extraction File states 'n/a', this has not been marked as a difference.

None
5	Fixed / Variable interest	Loan	Extract from IT System	For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source (translated from Spanish to English).		None
6	Interest rate of reference	Loan	Extract from IT System or where missing, the IT System

For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, the following mapping table should be used for the purpose of this procedure:

None
				Per Final Extraction File	Per Source (Extract from IT System)
				Euribor	- EURIBOR A 1 AÑO - EURIBOR – A LAS 11 HORAS - BB-EURIBOR A 1 AÑO – M.MENSUAL – INDICE OFICIAL-DIARI
				Fixed-Rate	- I.R.P.H. CAJAS - ‘Blank’ i.e. No Rate of Reference
				IRPH	- I.R.P.H. CONJUNTO DE ENTIDADES
				Other	- V.P.O. MINISTERIO DE FOMENTO 2002-2005 - MENOR EURIBOR OF+1 * IRPH ENTIDADES - MENOR EURIBOR OF+0,75 * IRPH ENTIDADES

20
Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

No	Data Attribute	Level	Source	Procedure	Tolerance
7	Interest Rate (%)	Loan	Extract from IT System	For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source.	None
8	Interest Rate Margin (%)	Loan	Extract from IT System

For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, the Interest Rate Margin for ‘Fixed Rate’ loans (as per Procedure 5) has been marked as N/A.

None
9	Amortization type	Loan	Extract from IT System	For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source (translated from Spanish to English).	Differences attributable contractions are to be treated as matching the source.
10	Date of last refinance	Loan	Extract from IT System

For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients:

-       This data attribute relates to refinance arrangements that are active as at the Final Portfolio Date only. Any historic refinances that have been cancelled or rehabilitated prior to the Final Portfolio Date are stated in the Final Extraction File as ‘n.a.’.

-       Date of last refinance refers to items with a refinance type of ‘Refinanciación’ or ‘Reestructurada’ as per the source only. Where the refinance type per the source is blank or refers to “Renovación” or “Renegociación”, and the Final Extraction File states ‘n.a.’, this procedure has not been marked as a difference.

None

21
Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

No	Data Attribute	Level	Source	Procedure	Tolerance
11	End of latest grace period	Loan	Extract from IT System

For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, if the data attribute in the Final Extraction File is ‘n.a.’ and the source is not populated, this procedure has not been marked as a difference.

None
12	Outstanding principal balance	Loan	Extract from IT System

For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, Outstanding principal balance is the sum of Outstanding principal, Past due principal, Unpaid equity interests and Suspended assets (principal) per the Final Extraction File.

None
13	Total outstanding debt	Loan	Extract from IT System

For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, Total outstanding debt is the sum of Outstanding principal, Past due principal, Suspended assets (principal), Unpaid equity interests, Ordinary interests on off-balance sheet items, Accumulated default amounts on off-balance sheet items and Unpaid equity commissions per the Final Extraction File.

None
14	Past due principal	Loan	Extract from IT System	For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source.	None

22
Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

No	Data Attribute	Level	Source	Procedure	Tolerance
15	Suspended assets (principal)	Loan	Extract from IT System	For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source.	None
16	Unpaid equity interests	Loan	Extract from IT System	For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source.	None
17	Applied bonification (interest rate)	Loan	Extract from IT System	For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source.	None
18	Next interest rate review date	Loan	Extract from IT System

For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source.

As instructed by the Data AUP Letter Recipients, where the Date of Next Interest Review is populated with ‘01/01/1900’ or ‘01/01/2000’ per the source and ‘Fixed-rate’ in the Final Extraction File, this procedure has not been marked as a difference.

As instructed by the Data AUP Letter Recipients, for ‘IRPH Cajas’ loans only (identified per the source), where the ‘Next interest rate review date’ is populated but the Final Extraction File states ‘Fixed-rate’, this procedure has not been marked as a difference.

None
19	Gross Appraisal Value	Collateral	Extract from IT System	For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source.	None
20	Date of last valuation	Collateral	Extract from IT System	For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source.	None
21	Latest valuation methodology	Collateral	Extract from IT System	For each item in the Final Sample check if the data attribute per the Final Extraction File agrees to the source.	None

23
Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

Notes in relation to the manner of reporting certain findings

1)	Reporting the findings

Where a data attribute contained in the Preliminary Extraction File and/or Final Extraction File for an individual loan does not match the source, this is to be reported as a ‘difference’ or ‘D’.

Where the Data AUP Letter Recipients have instructed us not to perform a procedure in relation to certain items within the Preliminary Sample and/or Final Sample, this is to be reported as ‘not applicable’ or ‘N/A’.

Where a source document has not been provided, or the data attribute is missing from the source document, this is to be reported as ‘missing source’, ‘missing from source’ or ‘MS’.

2)	Statistical interpretation for ‘Loan’ level procedures

For the purposes of the statistical interpretation, the Data AUP Letter Recipients require us to present the statistical extrapolation for each procedure as follows:

Primary calculation:

(i)	Calculation to be based on the total number of items in the Preliminary Sample and/or Final Sample.

(ii)	Calculation to be performed treating as errors both differences and missing sources.

Secondary calculation:

(iii)	Calculation to be based on the total number of items in the Preliminary Sample and/or Final Sample after subtracting the number of items with missing sources.

(iv)	Calculation to be performed treating as errors differences only.

For ‘Collateral’ level procedures, an absolute percentage difference has been reported in accordance with the primary and secondary calculations noted above. No statistical extrapolation has been presented for these procedures.

Where a procedure specifies agreement to specific documentation, and the Seller and/or the Originator has provided as part of the source documentation written evidence of amendments or additions to an original document or documents, the instruction of the Data AUP Letter Recipients to us is to conduct the relevant procedure on the basis of the information contained in the amendments or additions to the original documentation and not the information contained in the original documentation.

24
Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed-upon procedures in relation to a portfolio of Spanish residential mortgage loans proposed to be the subject of a securitisation
11 March 2026

In reporting findings on the basis of the procedures to be undertaken, the Data AUP Letter Recipients have specified that results are to be reported as being in agreement if any difference found is below the tolerance level, if any, set out above.

25
Document Classification - KPMG Confidential

Appendix B: Findings - Loan Level Procedures

Project Falkor	Origination Bank - Mortgage Deeds or any loan modification or private restructure deeds, where relevant or Nota Simple / Land Registry Excerpt	Borrower Name - Extract from IT System	Loan Origination Date - Mortgage Deeds or any loan modification or private restructure deeds or where not available, Extract from IT System	Contract Loan Advance Amount (Original loan balance) - Mortgage Deeds or any loan modification or private restructure deeds or where not available, Extract from IT System	Loan Currency - Extract from IT System	Repayment Method (Amortization type) - Extract from IT System	Payment Frequency (Amortization frequency) - Extract from IT System	Interest Rate Index (Interest rate of reference) - Extract from IT System	Maturity Date - Extract from IT System	Interest Rate Type (Fixed/Variable interest) - Extract from IT System	Current Interest Rate - Extract from IT System	Current Interest Rate Margin - Extract from IT System	Date of Next Interest Rate Review - Extract from IT System	Current Balance (Total outstanding debt) - Extract from IT System	Payment Due (March 2025) - IT System	Payment Made (Jan 2025) - IT System	Payment Made (Feb 2025) - IT System	Payment Made (March 2025) - IT System
Sample Size : 440
Preliminary Portfolio Date : 31-Mar-25

Procedure Number	1	2	9	10	11	12	13	14	15	16	17	18	19	20	21	22.1	22.2	22.3
			9a	10a
Not Applicable (N/A)	0	0	0	0	0	0	0	0	0	0	0	71	0	0	0	0	0	0

Primary Calculation:
(i) Sample	440	440	440	440	440	440	440	440	440	440	440	440	440	440	440	440	440	440
- Differences (D)	0	0	1	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
- Missing Sources (MS)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
(ii) Sum of Differences and Missing Sources	0	0	1	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Statistical extrapolation	1.00%	1.00%	1.45%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Secondary Calculation:
(iii) Sample excluding MS	440	440	440	440	440	440	440	440	440	440	440	440	440	440	440	440	440	440
(iv) Differences (D)	0	0	1	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Statistical extrapolation	1.00%	1.00%	1.45%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

KPMG Ref
69	-	-	D	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-

Appendix B: Findings - Loan Level Procedures

Project Falkor	Current Arrears Balance - Extract from IT System	Latest Restructuring Date (Date of last refinance) - Extract from IT System	Grace Period End Date - Extract from IT System	Interest Rate Cap - Extract from IT System	Interest Rate Floor - Extract from IT System	Mortgage Deed - Nota Simple / Land Registry Excerpt, where relevant or Mortgage Deeds or any loan modification or private restructure deeds	Customer Year of Birth - Extract from IT System	Debtor Nationality - Extract from IT System	Current bonification applied - Extract from IT System	Maximum bonification - Extract from IT System
Sample Size : 440
Preliminary Portfolio Date : 31-Mar-25

Procedure Number	23	24	25	26	27	28	33	34	35	36

Not Applicable (N/A)	0	0	0	0	0	0	0	0	0	0	71

Primary Calculation:
(i) Sample	440	440	440	440	440	440	440	440	440	440
- Differences (D)	0	0	0	0	0	0	0	0	0	0	1
- Missing Sources (MS)	0	0	0	0	0	0	0	0	0	0	0
(ii) Sum of Differences and Missing Sources	0	0	0	0	0	0	0	0	0	0	1
Statistical extrapolation	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Secondary Calculation:
(iii) Sample excluding MS	440	440	440	440	440	440	440	440	440	440
(iv) Differences (D)	0	0	0	0	0	0	0	0	0	0	1
Statistical extrapolation	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

KPMG Ref
69	-	-	-	-	-	-	-	-	-	-

Appendix B: Findings - Collateral Level Procedures

Project Falkor		Lien (Priority Ranking) - Nota Simple / Land Registry Excerpt	Registry Plot Number - Nota Simple / Land Registry Excerpt or Mortgage Deeds or any loan modification or private restructure deeds, where relevant	Occupancy Type at Origination - Extract from IT System	Property Type (Collateral type) - Appraisal Report / Certificate, Nota Simple / Land Registry Excerpt or Mortgage Deeds	Original Valuation Amount - Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	Original Valuation Date - Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	Municipality/town - Appraisal Report / Certificate, Nota Simple / Land Registry Excerpt, Mortgage Deeds or Extract from IT System	Latest Appraisal Value (Gross Appraisal Value) - Appraisal Report / Certificate or where not available, Extract from IT System	Date of Latest Appraisal Value - Appraisal Report / Certificate or where not available, Extract from IT System	Latest Valuation Type (Latest valuation methodology) - Appraisal Report / Certificate or where not available, Extract from IT System
Sample Size : 482
Preliminary Portfolio Date : 31-Mar-25

Procedure Number		3	4	5	6	7	8	29	30	31	32
						7a	8a	29a	30a	31a	32a
Not Applicable (N/A)		0	0	0	0	0	0	0	0	0	0	0

Primary Calculation:
(i) Sample		482	482	482	482	482	482	482	482	482	482
- Differences (D)		3	1	0	4	14	14	1	0	0	0	37
- Missing Sources (MS)		0	0	0	0	0	0	0	0	0	0	0
(ii) Sum of Differences and Missing Sources		3	1	0	4	14	14	1	0	0	0	37
Absolute percentage difference		0.62%	0.21%	0.00%	0.83%	2.90%	2.90%	0.21%	0.00%	0.00%	0.00%

Secondary Calculation:
(iii) Sample excluding MS		482	482	482	482	482	482	482	482	482	482
(iv) Differences (D)		3	1	0	4	14	14	1	0	0	0	37
Absolute percentage difference		0.62%	0.21%	0.00%	0.83%	2.90%	2.90%	0.21%	0.00%	0.00%	0.00%

KPMG Ref	Collateral Sample Ref
17	17	-	-	-	-	-	D	-	-	-	-
31	32	-	-	-	-	-	D	-	-	-	-
64	68	-	-	-	-	-	D	-	-	-	-
75	80	-	-	-	-	D	-	-	-	-	-
99	110	-	-	-	-	-	D	-	-	-	-
117	128	-	-	-	-	D	-	-	-	-	-
136	150	-	-	-	-	D	-	-	-	-	-
154	172	D	-	-	-	-	-	-	-	-	-
163	181	-	-	-	-	D	-	-	-	-	-
180	200	-	-	-	-	D	-	-	-	-	-
244	269	-	-	-	-	-	D	-	-	-	-
246	271	-	-	-	D	-	-	-	-	-	-
246	272	-	-	-	D	-	-	-	-	-	-
246	273	-	-	-	D	-	-	-	-	-	-
248	275	-	-	-	-	D	-	-	-	-	-
259	286	-	-	-	-	-	D	-	-	-	-
260	287	-	-	-	-	-	D	-	-	-	-
275	305	-	-	-	-	D	D	-	-	-	-
282	312	-	-	-	-	D	-	-	-	-	-
283	313	-	-	-	-	D	-	-	-	-	-
316	347	-	-	-	-	D	-	-	-	-	-
320	351	-	-	-	-	D	-	-	-	-	-
331	362	-	D	-	-	-	-	-	-	-	-
332	363	-	-	-	-	D	-	-	-	-	-
340	372	-	-	-	-	D	-	-	-	-	-
357	390	-	-	-	-	-	D	-	-	-	-
360	393	D	-	-	-	-	-	-	-	-	-
369	403	-	-	-	-	D	-	-	-	-	-
379	413	-	-	-	-	-	-	D	-	-	-
382	416	-	-	-	D	-	-	-	-	-	-
383	417	-	-	-	-	-	D	-	-	-	-
404	442	-	-	-	-	-	D	-	-	-	-
410	448	-	-	-	-	-	D	-	-	-	-
415	456	-	-	-	-	-	D	-	-	-	-
419	460	-	-	-	-	-	D	-	-	-	-
435	477	D	-	-	-	-	-	-	-	-	-

Appendix C: Details of Findings - Loan Level Procedures

KPMG Ref.	Collateral Sample Ref.	Procedure Nbr.	Data Attribute	Source	Preliminary Extraction File Value	Finding	Source Value
69	73	Procedure 9	Loan Origination Date	Mortgage Deeds or any loan modification or private restructure deeds or where not available, Extract from IT System	11/15/2017	D	12/18/2017

Appendix C: Details of Findings - Collateral Level Procedures

KPMG Ref.	Collateral Sample Ref.	Procedure Nbr.	Data Attribute	Source	Preliminary Extraction File Value	Finding	Source Value
154	172	Procedure 3	Lien (Priority Ranking)	Nota Simple / Land Registry Excerpt	Lien 1	D	Lien >1
360	393	Procedure 3	Lien (Priority Ranking)	Nota Simple / Land Registry Excerpt	Lien 1	D	Lien >1
435	477	Procedure 3	Lien (Priority Ranking)	Nota Simple / Land Registry Excerpt	Lien 1	D	Lien >1
331	362	Procedure 4	Registry Plot Number	Nota Simple / Land Registry Excerpt or Mortgage Deeds or any loan modification or private restructure deeds, where relevant	n.a.	D	31041
246	271	Procedure 6	Property Type (Collateral type)	Appraisal Report / Certificate, Nota Simple / Land Registry Excerpt or Mortgage Deeds	Torre/Vivienda Unifamiliar	D	Solar
246	272	Procedure 6	Property Type (Collateral type)	Appraisal Report / Certificate, Nota Simple / Land Registry Excerpt or Mortgage Deeds	Torre/Vivienda Unifamiliar	D	Solar
246	273	Procedure 6	Property Type (Collateral type)	Appraisal Report / Certificate, Nota Simple / Land Registry Excerpt or Mortgage Deeds	Torre/Vivienda Unifamiliar	D	Solar
382	416	Procedure 6	Property Type (Collateral type)	Appraisal Report / Certificate, Nota Simple / Land Registry Excerpt or Mortgage Deeds	Finca Rustica	D	Vivienda
75	80	Procedure 7	Original Valuation Amount	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	212,170.00	D	129,825.00
117	128	Procedure 7	Original Valuation Amount	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	101,185.00	D	94,185.00
136	150	Procedure 7	Original Valuation Amount	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	240,000.00	D	265,092.28
163	181	Procedure 7	Original Valuation Amount	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	181,104.16	D	169,579.16
180	200	Procedure 7	Original Valuation Amount	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	95,000.00	D	104,198.02
248	275	Procedure 7	Original Valuation Amount	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	163,003.50	D	125,206.44
275	305	Procedure 7	Original Valuation Amount	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	459,867.00	D	262,281.10
282	312	Procedure 7	Original Valuation Amount	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	186,400.00	D	102,128.83
283	313	Procedure 7	Original Valuation Amount	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	180,000.00	D	171,394.88
316	347	Procedure 7	Original Valuation Amount	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	252,875.00	D	202,300.00
320	351	Procedure 7	Original Valuation Amount	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	180,000.00	D	172,856.70

Appendix C: Details of Findings - Collateral Level Procedures

KPMG Ref.	Collateral Sample Ref.	Procedure Nbr.	Data Attribute	Source	Preliminary Extraction File Value	Finding	Source Value
332	363	Procedure 7	Original Valuation Amount	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	120,731.52	D	75,750.60
340	372	Procedure 7	Original Valuation Amount	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	240,000.00	D	226,444.71
369	403	Procedure 7	Original Valuation Amount	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	167,735.43	D	181,221.85
17	17	Procedure 8	Original Valuation Date	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	11/1/2008	D	5/6/2002
31	32	Procedure 8	Original Valuation Date	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	3/31/2015	D	2/4/2015
64	68	Procedure 8	Original Valuation Date	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	9/24/2004	D	6/16/2004
99	110	Procedure 8	Original Valuation Date	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	8/10/2010	D	7/30/2007
244	269	Procedure 8	Original Valuation Date	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	7/5/2013	D	8/20/2013
259	286	Procedure 8	Original Valuation Date	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	6/28/2004	D	4/13/2004
260	287	Procedure 8	Original Valuation Date	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	3/5/2007	D	4/16/2007
275	305	Procedure 8	Original Valuation Date	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	8/14/2007	D	3/14/2005
357	390	Procedure 8	Original Valuation Date	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	7/18/2005	D	9/12/2005
383	417	Procedure 8	Original Valuation Date	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	4/27/2015	D	3/3/2015
404	442	Procedure 8	Original Valuation Date	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	6/16/2006	D	3/22/2006
410	448	Procedure 8	Original Valuation Date	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	1/7/2010	D	8/21/2009

Appendix C: Details of Findings - Collateral Level Procedures

KPMG Ref.	Collateral Sample Ref.	Procedure Nbr.	Data Attribute	Source	Preliminary Extraction File Value	Finding	Source Value
415	456	Procedure 8	Original Valuation Date	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	7/24/2008	D	8/29/2008
419	460	Procedure 8	Original Valuation Date	Appraisal Report / Certificate or Mortgage Deeds or where not available, Extract from IT System	9/27/2006	D	8/21/2006
379	413	Procedure 29	Municipality/town	Appraisal Report / Certificate, Nota Simple / Land Registry Excerpt, Mortgage Deeds or Extract from IT System	El Valle	D	Melegis

Appendix D: Findings - Loan Level Procedures

Project Falkor	Borrower reference - Extract from IT System	Loan reference - Extract from IT System	Loan maturity date - Extract from IT System	Earliest unpayment - Extract from IT System	Fixed / Variable interest - Extract from IT System	Interest rate of reference - Extract from IT System	Interest rate (%) - Extract from IT System	Interest rate margin (%) - Extract from IT System	Amortization type - Extract from IT System	Date of last refinance - Extract from IT System	End of latest grace period - Extract from IT System	Outstanding Principal Balance - Extract from IT System	Total outstanding debt - Extract from IT System	Past due principal - Extract from IT System	Suspended assets (principal) - Extract from IT System	Unpaid equity interests - Extract from IT System	Applied bonification (interest rate) - Extract from IT System	Next interest rate review date - Extract from IT System
Sample Size : 440
Final Portfolio Date : 31-Dec-25

Procedure Number	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18

Not Applicable (N/A)	0	0	0	0	0	0	0	58	0	0	0	0	0	0	0	0	0	0	58

Primary Calculation:
(i) Sample	440	440	440	440	440	440	440	440	440	440	440	440	440	440	440	440	440	440
- Differences (D)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
- Missing Sources (MS)	0	0	0	0	0	0	0	0	0	14	2	0	0	0	0	0	0	0	16
(ii) Sum of Differences and Missing Sources	0	0	0	0	0	0	0	0	0	14	2	0	0	0	0	0	0	0	16
Statistical extrapolation	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	5.61%	1.84%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Secondary Calculation:
(iii) Sample excluding MS	440	440	440	440	440	440	440	440	440	426	438	440	440	440	440	440	440	440
(iv) Differences (D)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Statistical extrapolation	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.04%	1.01%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

KPMG Ref
8	-	-	-	-	-	-	-	N/A	-	MS	-	-	-	-	-	-	-	-
15	-	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-	-
22	-	-	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-
106	-	-	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-
159	-	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-	-
184	-	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-	-
198	-	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-	-
203	-	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-	-
216	-	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-	-
253	-	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-	-
255	-	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-	-
366	-	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-	-
388	-	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-	-
428	-	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-	-
435	-	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-	-
438	-	-	-	-	-	-	-	-	-	MS	-	-	-	-	-	-	-	-

Appendix D: Findings - Collateral Level Procedures

Project Falkor		Gross Appraisal Value - Extract from IT System	Date of last valuation - Extract from IT System	Latest valuation methodology - Extract from IT System
Sample Size : 493
Final Portfolio Date : 31-Dec-25

Procedure Number		19	20	21

Not Applicable (N/A)		0	0	0	0

Primary Calculation:
(i) Sample		493	493	493
- Differences (D)		2	2	2	6
- Missing Sources (MS)		0	0	0	0
(ii) Sum of Differences and Missing Sources		2	2	2	6
Absoloute percentage difference		0.41%	0.41%	0.41%

Secondary Calculation:
(iii) Sample excluding MS		493	493	493
(iv) Differences (D)		2	2	2	6
Absoloute percentage difference		0.41%	0.41%	0.41%

KPMG Ref	Collateral Sample Ref
6	6	D	D	D
89	93	D	D	D

Appendix E: Details of Findings - Loan Level Procedures

KPMG Ref.	Procedure Nbr.	Data Attribute	Level	Source	Final Extraction File Value	Finding	Source Value
8	Procedure 10	Date of last refinance	Loan	Extract from IT System	4/24/2012	MS	Missing from Source
15	Procedure 10	Date of last refinance	Loan	Extract from IT System	5/21/2015	MS	Missing from Source
159	Procedure 10	Date of last refinance	Loan	Extract from IT System	5/11/2016	MS	Missing from Source
184	Procedure 10	Date of last refinance	Loan	Extract from IT System	4/8/2009	MS	Missing from Source
198	Procedure 10	Date of last refinance	Loan	Extract from IT System	3/10/2025	MS	Missing from Source
203	Procedure 10	Date of last refinance	Loan	Extract from IT System	4/12/2013	MS	Missing from Source
216	Procedure 10	Date of last refinance	Loan	Extract from IT System	10/22/2015	MS	Missing from Source
253	Procedure 10	Date of last refinance	Loan	Extract from IT System	2/12/2021	MS	Missing from Source
255	Procedure 10	Date of last refinance	Loan	Extract from IT System	8/24/2015	MS	Missing from Source
366	Procedure 10	Date of last refinance	Loan	Extract from IT System	11/13/2013	MS	Missing from Source
388	Procedure 10	Date of last refinance	Loan	Extract from IT System	9/18/2012	MS	Missing from Source
428	Procedure 10	Date of last refinance	Loan	Extract from IT System	6/16/2015	MS	Missing from Source
435	Procedure 10	Date of last refinance	Loan	Extract from IT System	8/27/2021	MS	Missing from Source
438	Procedure 10	Date of last refinance	Loan	Extract from IT System	3/5/2012	MS	Missing from Source
22	Procedure 11	End of latest grace period	Loan	Extract from IT System	9/19/2029	MS	Missing from Source
106	Procedure 11	End of latest grace period	Loan	Extract from IT System	3/20/2029	MS	Missing from Source

Appendix E: Details of Findings - Collateral Level Procedures

KPMG Ref.	Collateral Sample Ref.	Procedure Nbr.	Data Attribute	Level	Source	Final Extraction File Value	Finding	Source Value
6	6	Procedure 19	Gross Appraisal Value	Collateral	Extract from IT System	243,237.00	D	241,323.73
89	93	Procedure 19	Gross Appraisal Value	Collateral	Extract from IT System	129,114.68	D	99,827.73
6	6	Procedure 20	Date of last valuation	Collateral	Extract from IT System	12/19/2024	D	3/24/2025
89	93	Procedure 20	Date of last valuation	Collateral	Extract from IT System	6/13/2025	D	8/21/2025
6	6	Procedure 21	Latest valuation methodology	Collateral	Extract from IT System	Statistical	D	ECO
89	93	Procedure 21	Latest valuation methodology	Collateral	Extract from IT System	Statistical	D	ECO

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED SECURITIES

Pursuant to 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

KPMG LLP

1 Sovereign Square

Sovereign Street

Leeds LS1 4DA

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Lura Funding Designated Activity Company

3rd Floor Fleming Court

Fleming's Place

Dublin 4,

D04 N4X9

DUBLIN

Ireland

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

KPMG LLP was not engaged to perform due diligence that was intended to satisfy any criteria for due diligence published by a nationally recognised statistical rating organisation.

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

KPMG LLP performed an agreed-upon procedures engagement performed in accordance with ISRS 4400 (Revised), Agreed-Upon Procedures Engagements, published by the International Auditing and Assurance Standards Board as described in the attached data agreed upon procedures letter dated 11 March 2026 (the “Data AUP Letter”).

The Data AUP Letter contains a description of the following (numbers correspond to the requested description items):

(1)	See attached Data AUP Letter dated 11 March 2026 pertaining to Lura Funding Designated Activity Company.

(2)	See attached Data AUP Letter dated 11 March 2026 pertaining to Lura Funding Designated Activity Company.

(3)	See attached Data AUP Letter dated 11 March 2026 pertaining to Lura Funding Designated Activity Company.

(4)	See attached Data AUP Letter dated 11 March 2026 pertaining to Lura Funding Designated Activity Company.

(5)	Not applicable

(6)	Not applicable

(7)	Not applicable

(8)	None

KPMG LLP draws attention to the restrictions and disclaimers in the Data AUP Letter. As of the date of this Form, KPMG LLP performed no other procedures that would be considered due diligence services related to Lura Funding Designated Activity Company.

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

The findings can be found in the attached Data AUP Letter dated 11 March 2026. Consistent with ISRS 4400 (Revised), there were no conclusions that resulted from the due diligence services. KPMG LLP was not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Extraction File(s) (as defined in the attached Data AUP Letter dated 11 March 2026).

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Item 4 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

For purposes of this certification, consistent with ISRS 4400 (Revised), we were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the Extraction File(s) (as defined in the attached Data AUP Letter dated 11 March 2026).

Name of Person Identified in Item 1: KPMG LLP

By:

Date: 11 March 2026